May 30, 2025

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Allspring Funds Trust
Registration Statement on Form N-14
File Number: 333-XXXXXX

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement of Allspring Funds Trust (the “Trust”). This filing relates to the acquisition of the assets of:

■	Allspring Adjustable Rate Government Fund, a series of the Trust, by and in exchange for shares of Allspring Ultra Short-Term Income Fund, a series of the Trust;

■	Allspring Discovery Small Cap Growth Fund, a series of the Trust, by and in exchange for shares of Allspring Emerging Growth Fund, a series of the Trust;

■	Allspring Large Company Value Fund, a series of the Trust, by and in exchange for shares of Allspring Special Large Cap Value Fund, a series of the Trust.

At this time, the Registrant respectfully requests an effective date of June 30, 2025 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (857) 990-1101.

Very truly yours,

/s/ Maureen Towle

Maureen Towle, Esq.
Allspring Legal Department

Enclosures